Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2014, future minimum lease under non-cancelable operating lease agreements, capital commitments and other commitment related to content and services purchases were as follows (in thousands):

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2015	81,500	17,104	208,356	65,525	372,485
2016	33,428	312	19,629	4,752	58,121
2017	22,898	12	2,018	4,597	29,525
2018	2,287	—	—	4,563	6,850
Beyond 2018	5,791	—	—	—	5,791
	145,904	17,428	230,003	79,437	472,772

Summary of company's outstanding commitments under several license contracts

As of December 31, 2014, the Company’s outstanding commitments under these license agreements totaled RMB1.7 billion which can be summarized as follows (in millions):

RMB
2015	1,181
2016	509
Total	1,690